UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund:  BlackRock New York Municipal Bond Trust (BQH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 138.7%
Corporate — 11.6%
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$106,542
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (b):
7.63%, 8/01/25	750	807,833
7.75%, 8/01/31	1,000	1,078,830
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	754,501
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	750	838,837
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	112,498
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	500	502,115
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	387,739
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	480	487,584

		5,076,479
County/City/Special District/School District — 35.6%
City of New York New York, GO:
Fiscal 2009, Series A-1, 4.75%, 8/15/25	500	550,380
Fiscal 2012, Sub-Series G-1, 5.00%, 4/01/29	250	283,343
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	245	278,558
Series D, 5.38%, 6/01/32	15	15,062
Series G-1, 6.25%, 12/15/18 (c)	245	288,559
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Series G-1, 6.25%, 12/15/31	$5	$5,877
Sub-Series I-1, 5.38%, 4/01/36	450	510,885
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	560,137
Series J, 5.00%, 8/01/32	1,620	1,843,236
City of New York New York, GO:
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 4.75%, 11/15/45	500	502,025
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (d)	4,155	1,313,022
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	500	150,705
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (d)	2,000	574,860
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	950	248,178
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	114,702
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	332,663
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	178,316
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	226,088
City of Yonkers, GO, Refunding Series B (AGM), 5.00%, 8/01/23	100	119,399

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	$650	$684,710
(AGM), 5.00%, 2/15/47	750	792,135
(NPFGC), 4.50%, 2/15/47	790	815,991
(NPFGC), 5.00%, 2/15/47	465	489,831
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 2, 5.63% 7/15/47	1,350	1,521,463
2nd Priority, Bank of America Tower at 1 Bryant Park Project, Class 3, 6.38% 7/15/49	285	323,558
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	120	129,648
4 World Trade Center Project, 5.00%, 11/15/31	750	846,892
4 World Trade Center Project, 5.75%, 11/15/51	340	392,170
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	343,600
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	605,412
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	560,903

		15,602,308
Education — 36.1%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	147,638
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	200	204,166
Build NYC Resource Corp., Refunding RB:
5.00%, 6/01/32	450	507,375
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	279,368
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	341,809
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	$250	$276,210
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	110	124,671
Carnegie Hall, 4.75%, 12/01/39	400	428,364
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	610	661,331
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	283,265
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	60	63,083
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	555,555
5.00%, 7/01/41	500	545,375
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	133,206
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	210,320
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	111,736
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	180,773
Hempstead Town Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	105	118,252

2	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	$300	$344,886
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	345,456
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	306,321
New York University, Series B, 5.00%, 7/01/42	1,250	1,375,012
Series C, 5.00%, 12/15/31	155	165,438
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	164,696
Teachers College, Series B, 5.00%, 7/01/42	1,800	1,970,514
Touro College & University System, Series A, 5.25%, 1/01/34	250	277,225
Touro College & University System, Series A, 5.50%, 1/01/39	500	553,850
University of Rochester, Series A, 5.13%, 7/01/39	215	241,565
University of Rochester, Series A, 5.75%, 7/01/39	175	200,160
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	114,670
Brooklyn Law School, 5.75%, 7/01/33	125	140,101
Cornell University, Series A, 5.00%, 7/01/40	150	168,998
Fordham University, 5.00%, 7/01/44	340	377,723
New York University, Series A, 5.00%, 7/01/37	445	494,836
New York University, Series A, 5.00%, 7/01/42	1,750	1,925,017
Skidmore College, Series A, 5.00%, 7/01/28	250	285,780
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	408,915
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	406,998
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB (concluded):
Teachers College, 5.50%, 3/01/39	$350	$388,577

		15,829,235
Health — 18.9%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	561,160
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	402,045
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	150	150,125
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	396,015
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	317,559
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	213,478
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	88,027
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	260	266,092
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,150	1,236,882
Series B, 6.00%, 11/01/30	200	227,152

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	$500	$531,760
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	5	5,619
Mental Health Services (AGM), 5.00%, 2/15/22	330	367,366
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	208,708
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	252,941
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (c)	450	498,352
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (c)	500	559,150
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	307,223
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	353,364
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,092,430
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	278,147

		8,313,595
Housing — 4.8%
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	830,432
5.00%, 7/01/33	250	275,655
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	519,615
Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$500	$505,765

		2,131,467
State — 6.2%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 7/15/43	500	558,235
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	250	267,130
State of New York, GO, Series A, 5.00%, 2/15/39	250	279,652
State of New York Dormitory Authority, RB, State Supported Debt, Series A, 5.00%, 3/15/44	90	101,154
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	90,450
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,128,720
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	285,817

		2,711,158
Tobacco — 1.1%
Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	75	72,599
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	204,060

4	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (concluded)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	$170	$187,619

		464,278
Transportation — 17.2%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	250	281,645
Series C, 6.50%, 11/15/28	700	824,635
Series D, 5.25%, 11/15/41	1,000	1,130,400
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	291,148
Series D, 5.25%, 11/15/31	250	290,135
Series D, 5.25%, 11/15/32	170	196,059
Series F, 5.00%, 11/15/30	500	573,455
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	585,560
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	168,777
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	512,820
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	154,476
Port Authority of New York & New Jersey, Refunding RB:
178th Series, AMT, 5.00%, 12/01/32	270	299,362
Consolidated, 189th Series, 5.00%, 5/01/45	575	648,301
State of New York Thruway Authority, Refunding RB:
General:
Series I, 5.00%, 1/01/37	500	556,525
Series I, 5.00%, 1/01/42	140	152,688
Series J, 5.00%, 1/01/41	250	274,685
Triborough Bridge & Tunnel Authority, RB, General, Series A, 5.25%, 11/15/45	275	317,427
Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB (d):
CAB, Sub-Series A, 0.00%, 11/15/32	$170	$88,164
General, Series B, 0.00%, 11/15/32	400	216,008

		7,562,270
Utilities — 7.2%
Long Island Power Authority, RB, General:
Electric Systems, Series C (CIFG), 5.25%, 9/01/29	500	603,160
Series A (AGM), 5.00%, 5/01/36	225	248,603
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	100	111,330
New York City Water & Sewer System, Refunding RB, 2nd General Resolution, 5.00%, 6/15/39	250	281,750
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	669,624
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,115	1,264,878

		3,179,345
Total Municipal Bonds in New York		60,870,135

Puerto Rico — 0.6%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	267,295
Total Municipal Bonds — 139.3%		61,137,430

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 19.8%
County/City/Special District/School District — 7.3%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	281,470

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$825	$922,762
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	700	799,013
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,187,130

		3,190,375
State — 1.9%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	556,784
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	299,829

		856,613
Transportation — 3.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	718,874
State of New York Thruway Authority, Refunding RB, Transportation, Series A, 5.00%, 3/15/31	600	683,352

		1,402,226
Utilities — 7.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	405	458,925
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
Utilities (concluded)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.00%, 6/15/44	$1,500	$1,662,520
Series HH, 5.00%, 6/15/32	990	1,121,997

		3,243,442
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.8%		8,692,656
Total Long-Term Investments (Cost — $64,442,771) — 159.1%		69,830,086

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	360,308	360,308
Total Short-Term Securities (Cost — $360,308) — 0.8%		360,308
Total Investments (Cost — $64,803,079*) — 159.9%		70,190,394
Other Assets Less Liabilities — 2.1%		867,792
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.6)%		(5,072,049)
VRDP Shares, at Liquidation Value — (50.4)%		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$43,886,137

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$59,712,036

Gross unrealized appreciation		$5,503,143
Gross unrealized depreciation		(95,000)

Net unrealized appreciation		$5,408,143

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

6	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682.

(g)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BIF New York Municipal Money Fund	426,743	(66,435)	360,308	—

(h)	Represents the current yield as of report date.

Portfolio Abbreviations
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(41)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$5,235,188	$(16,716)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$69,830,086	—	$69,830,086
Short-Term Securities	$360,308	—	—	360,308

Total	$360,308	$69,830,086	—	$70,190,394

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(16,716)	—	—	$(16,716)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$55,350	—	—	$55,350
Liabilities:
TOB Trust Certificates	—	$(5,070,215)	—	(5,070,215)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$55,350	$(27,170,215)	—	$(27,114,865)

During the period ended May 31, 2015, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL BOND TRUST	MAY 31, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Trust

Date: July 23, 2015